Long-term debt	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Long-term debt

16. Long-term debt:

	June 30, 2025	June 30, 2024
Long-term loans	$52,739	$4,068
Construction loans	9,573	-
Highly Affected Sectors Credit Availability Program	648	759
Total	62,960	4,827
Less: current portion	9,170	448
Long-term portion	$53,790	$4,379

Long-term loans

Two loans were originally obtained on December 14, 2017 for a total principal amount of $6,071 with a variable interest rate based on Three Month Banker’s Acceptance Rate plus 1.98% which OFIT GM and OFIT RT have entered into interest rate swap agreements on the same loan grant date to fix the annual interest rate at 4.75%. The loans will mature on December 14, 2029. The interests are payable quarterly and principal are payable semi-annually, both commenced on March 19, 2018. The loans are guaranteed by Panasonic Corporation North America and collateralized by the solar projects owned by OFIT GM and OFIT RT, including related contracts such as FIT contracts, site leases and similar contracts. During the year ended June 30, 2025, the interest recorded and paid was $190 (June 30, 2024 – $153).

The Company assumed 51 term loans from the SFF acquisition, which are secured by the underlying solar power system assets. The total carrying value of these loans was $52,686 as at July 8, 2024 (note 19). The loans have interest payable quarterly with variable interest rates ranging from 1.56% to 3.34% plus Canadian Overnight Repo Rate Average (“CORRA”) and with fixed interest rates ranging from 4.45% to 6.06%. The remaining term range of the loans are 1 to 15 years maturing between 2026 and 2040. During the year ended June 30, 2025, the interest recorded and paid was $2,471 (June 30, 2024 – nil).

Certain project debt agreements require the Company to maintain restricted cash balances in designated reserve accounts. These balances are not available for general corporate purposes and are held at the project level to satisfy financing requirements (note 32).

Interest rate swaps are accounted for as derivatives assets or liabilities and recorded at fair value on the consolidated statements of financial position with change in fair value recorded in profit or loss. For the year ended June 30, 2025, the Company recorded fair value change loss of $1,340 in the consolidated statements of comprehensive income (loss) (June 30, 2024 - $137).

Construction loans

During the year ended June 30, 2025, the Company entered into a credit agreement with Royal Bank of Canada (“RBC”) as Lenders, Administrative Agent and Collateral Agent for the Lenders, and obtained an advancement of $10,091 for the construction of certain BESS projects in Ontario. RBC retained an upfront fee amount of $814. The Company entered into interest rate swap agreement on the loan to fix the annual interest rate at 5.085%. There was no gain/loss on derivative asset for this loan for the year ended June 30, 2025.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

16. Long-term debt (continued):

Highly Affected Sectors Credit Availability Program

In 2021, the Company received a Highly Affected Sectors Credit Availability Program (“HASCAP”) loan for a total of $1,000 at 4% annual from Bank of Montreal. The loan has a ten-year amortization period with interest payment only for the first year. Principal payments commenced in May 2022. During the year ended June 30, 2025, the interest recorded and paid was $28 (2024 - $32).

Estimated principal repayments for the Company’s long-term debt are as follows:

2025	$6,453
2026	9,492
2027	6,428
2028	12,242
2029 onwards	28,345
Total	$62,960

As at June 30, 2025, the Company was not in compliance with certain financial covenants associated with certain long-term debt. As a result, the amount of $3,461, which was originally presented as non-current, has been reclassified to current liabilities in these consolidated financial statements, in accordance with IAS 1, Presentation of Financial Statements, as the Company did not have an unconditional right to defer repayment for at least twelve months after the reporting date. Management is in discussions with the lenders to address the non-compliance, which may include amendments to the facilities, obtaining waivers, or refinancing.